Ordinary Shares	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
ORDINARY SHARES
8. ORDINARY SHARES
As at December 31, 2019 and 2020, 500,000,000 ordinary shares with a par value of $0.0001 had been authorized by the Company. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company. In 2017, the VIE issued 9,800,000 ordinary shares to William Wei Cao with total consideration of RMB2,150 and 208,955 ordinary shares to Shanghai Guidance Capital Ltd. (“Shanghai Zhaoheng”) and Suzhou Tonghe Venture Investment Partnership II (L.P.) (“Tonghe II”) for a total consideration of RMB200. On January 3, 2019, the VIE repurchased 104,478 shares of ordinary shares held by Shanghai Zhaoheng. As part of the Reorganization in January 2019, the former ordinary shares were exchanged for ordinary shares of the Company on a 1:10 basis. On March 6, 2020, 1,044,776 ordinary shares of the Company was transferred from Tonghe II to OrbiMed Asia Partners III, L.P., King Star Med LP, LAV Granite Limited, LAV Biosciences Fund V, L.P., Victory Treasure Limited and OrbiMed Asia Partners III, L.P.. On October 14, 2020, William Cao Wei transferred 5,910,000 ordinary shares of the Company to Michelia Figo Holding Limited with an aggregate consideration of US$1.00 per share. As at December 31, 2020, 99,044,776 shares of ordinary shares were issued and outstanding.